Additional information	12 Months Ended
Dec. 31, 2022
Transaction And Integration Costs [Abstract]
Disclosure Of Transaction And Integration Costs
24. TRANSACTION AND INTEGRATION COSTS

Pursuant to the Transaction (Note 1), during the fourth quarter of 2022, the Company provided $150.0 million to Yamana towards a termination fee payable to Gold Fields Limited ("Gold Fields"). Please refer to Note 33 for further details.

	2022	2021
Termination fee	$150,000	$—
Legal and advisory fees	6,814	—
Other	520	—
	$157,334	$—